Cover	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2026
Entity File Number	0-5278
Entity Registrant Name	IEH Corporation
Entity Central Index Key	0000050292
Entity Tax Identification Number	13-5549348
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	140 58th Street
Entity Address, Address Line Two	Suite 8E
Entity Address, City or Town	Brooklyn
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11220
City Area Code	(718)
Local Phone Number	492-4440
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	IEHC
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable